Summary of Material Accounting Policies - Additional Information (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2025 Segment Subsidiary	Dec. 31, 2024 CHF (SFr) Subsidiary	Dec. 31, 2023 CHF (SFr)
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Number of wholly owned subsidiaries | Subsidiary	7
Number of group entities for consolidation | Subsidiary		8
Number of managed and operated segments | Segment	1
Number of reporting segments | Segment	1
Transfers between levels	There were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the year.
Increase in net cash outflow from operating activities		SFr 1,400	SFr 1,200
Decrease in net cash outflow from investing activities		(1,500)	(1,200)
Decrease in net cash outflow from financing activities		SFr (54)	SFr (46)